Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment:

	Buildings, plant installations and machinery	Finance leases	Other	TOTAL
Cost at January 1, 2017	$4,549,816	$206,260	$272,878	$5,028,954
Additions	98,780	7,667	5,001	111,448
Disposals and other	328	1,846	(2,386)	(212)
Cost at December 31, 2017	4,648,924	215,773	275,493	5,140,190
Accumulated depreciation at January 1, 2017	1,752,540	18,557	140,388	1,911,485
Disposals and other	(2,066)	—	(673)	(2,739)
Depreciation	205,843	15,370	11,905	233,118
Accumulated depreciation at December 31, 2017	1,956,317	33,927	151,620	2,141,864
Net book value at December 31, 2017	$2,692,607	$181,846	$123,873	$2,998,326

	Buildings, plant installations and machinery	Finance leases	Other	TOTAL
Cost at January 1, 2016	$4,521,835	$121,849	$204,483	$4,848,167
Additions	35,644	87,800	74,303	197,747
Disposals and other	(7,663)	(3,389)	(5,908)	(16,960)
Cost at December 31, 2016	4,549,816	206,260	272,878	5,028,954
Accumulated depreciation at January 1, 2016	1,545,834	6,853	136,698	1,689,385
Disposals and other	(945)	—	(5,908)	(6,853)
Depreciation	207,651	11,704	9,598	228,953
Accumulated depreciation at December 31, 2016	1,752,540	18,557	140,388	1,911,485
Net book value at December 31, 2016	$2,797,276	$187,703	$132,490	$3,117,469

Included in finance leases as at December 31, 2017 are capitalized costs related to a methanol terminal and storage tanks in Geismar, Louisiana, an oxygen production facility in Trinidad, and two ocean going vessels.